PROMISSORY NOTE PAYABLE (Q3) (Tables)	9 Months Ended
Sep. 30, 2015
PROMISSORY NOTE PAYABLE [Abstract]
Promissory Notes Payable
Information relating to our promissory note payable is as follows:

					As of September 30, 2015
Transaction	Initial Principal Amount	Interest Rate	Maturity Date	Conversion Price (1)	Principal Balance	Unamortized Debt Discount	Unamortized Debt Issuance Costs	Carrying Value
April 2015 Note	$550,000	10.0%	08/12/2016		$ 460,000	$ 45,047	$ 32,373	$ 382,580
Total	$550,000				$ 460,000	$ 45,047	$ 32,373	$ 382,580

(1)
As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock.  If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days.  The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.

Future Minimum Payments of Promissory Note
The future minimum payments relating to our promissory note payable, as of September 30, 2015, are as follows:

	Payments Due By Period
Transaction	Total	2015 (Three Months)	2016	2017	2018	2019
April 2015 Note	$ 460,000	$ 135,000	$ 325,000	$ ---	$ ---	$ ---
Total	$ 460,000	$ 135,000	$ 325,000	$ ---	$ ---	$ ---